Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheet	Sep. 30, 2021 USD ($)
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class B Ordinary Shares	$ 7,100
Additional paid-in capital	8,368,266
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class B Ordinary Shares	(5,000)
Additional paid-in capital	5,000
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Class B Ordinary Shares	2,100
Additional paid-in capital	$ 8,373,266